Derivative Instruments And Hedging Activities (Effect of Derivative Instruments Designated As Cash Flow Hedges And Not Designated As Hedging Instruments) (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) in AOCL, taxes	$ 59	$ 45